Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Net change in total valuation allowance	$ 586	$ (983)	$ (5,423)
Major foreign subsidiaries NOL	3,632
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	65,069
Deferred tax assets relating to net operating losses and other carryforwards, not subject to expiration	1,440
Deferred tax assets relating to net operating losses and other carryforwards, subject to expiration	2,192
Effective income tax rate	25.00%	25.00%	24.00%
Undistributed earnings of foreign subsidiaries	14,362
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforwards	Dec. 31, 2013
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforwards	Dec. 31, 2028
Approved Enterprise[Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	20,600
Contingent income tax liabilities, Dividend distribution	5,200,000
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	9,400
Contingent income tax liabilities, Dividend distribution	2,300,000
The Company [Member]
Operating Loss Carryforwards [Line Items]
Net change in total valuation allowance	(1,532)
Affiliates [Member]
Operating Loss Carryforwards [Line Items]
Net change in total valuation allowance	$ (1,344)